UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22032

Name of Fund: BlackRock International Growth and Income Trust (BGY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock International Growth and Income Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2010

Date of reporting period: 07/31/2010

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2010 (Unaudited)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Austria—0.5%
Erste Group Bank AG	127,600	$5,106,823

Belgium—0.6%
Anheuser-Busch InBev NV	129,900	6,881,251

Brazil—1.4%
Banco Santander Brasil SA - ADR	191,100	2,545,452
BM&FBOVESPA SA	377,444	2,789,841
Cia Energetica de Minas Gerais - ADR (a)	293,820	4,466,064
Hypermarcas SA (b)	421,600	5,494,128

		15,295,485

Canada—11.4%
Barrick Gold Corp.	190,100	7,813,110
Baytext Energy Trust	202,200	6,392,199
Bombardier, Inc., Class B	1,912,200	8,667,722
Canadian National Railway Co.	132,800	8,362,416
Canadian Natural Resources Ltd.	313,300	10,783,786
Canadian Pacific Railway Ltd.	82,700	4,938,430
Cenovus Energy, Inc.	319,000	8,983,075
Crescent Point Energy Corp.	191,100	7,043,217
Eldorado Gold Corp.	439,100	7,132,892
Enbridge, Inc.	98,500	4,794,456
Magna International, Inc., Class A	82,700	6,176,036
Niko Resources Ltd.	47,300	5,101,526
Pacific Rubiales Energy Corp. (b)	190,500	4,569,554
Pan American Silver Corp.	224,000	5,143,040
Royal Bank of Canada	100,100	5,230,652
Silver Wheaton Corp. (b)	259,800	4,897,230
Suncor Energy, Inc.	208,300	6,863,485
Toronto-Dominion Bank (The)	76,270	5,427,667
TransCanada Corp.	161,000	5,689,539

		124,010,032

China—1.7%
Angang Steel Co. Ltd.	1,836,300	2,784,323
China Construction Bank Corp., Class H	5,965,800	5,070,322
China Merchants Bank Co. Ltd., Class H	2,088,000	5,593,800
Focus Media Holding Ltd. - ADR (b)	45,100	817,663
Want Want China Holdings Ltd.	5,316,400	4,172,053

		18,438,161

Denmark—1.3%
FLSmidth & Co. A/S	140,000	9,966,895
TrygVesta AS	65,500	3,977,162

		13,944,057

Finland—0.5%
Fortum Oyj	241,600	5,613,479

France—4.6%
AXA SA	173,100	3,178,113
BNP Paribas	87,340	5,970,361
Cap Gemini SA	97,800	4,649,165
GDF Suez	203,760	6,754,312
Societe Generale	97,700	5,611,048
Total SA	252,700	12,756,701
Unibail-Rodamco SE - REIT	28,000	5,520,243
Vivendi	219,600	5,267,150

		49,707,093

Germany—9.1%
BASF SE	83,500	4,882,652
Bayerische Motoren Werke AG	97,400	5,242,638
Deutsche Lufthansa AG (b)	479,400	7,818,382
Deutsche Post AG	532,900	9,285,326
Deutsche Telekom AG	592,000	7,958,376
E.ON AG	265,500	7,941,154
Fresenius Medical Care AG & Co. KGaA	155,600	8,534,673
Merck KGaA	106,700	9,509,001
RWE AG	172,800	12,204,616
SAP AG - ADR (a)	143,500	6,582,345

Common Stocks	Shares	Value

Germany—(concluded)
Siemens AG	105,300	$10,300,503
Software AG	23,600	2,637,249
Volkswagon AG, Preference Shares	60,344	6,393,410

		99,290,325

Gibraltar—0.2%
PartyGaming Plc (b)	492,700	2,318,141

Hong Kong—3.6%
Cathay Pacific Airways Ltd.	3,684,000	8,214,405
Cheung Kong Holdings Ltd.	666,000	8,050,955
China Mobile Ltd.	610,000	6,198,865
CNOOC Ltd. - ADR	26,400	4,446,288
Melco Crown Entertainment Ltd. - ADR (b)	1,044,000	4,061,160
New World Development Ltd.	2,454,900	4,395,917
Orient Overseas International Ltd. (b)	569,300	4,451,867

		39,819,457

Indonesia—0.7%
Adaro Energy PT	32,767,200	7,348,197

Ireland—0.1%
Coviden Plc	36,500	1,362,180

Israel—0.2%
Teva Pharmaceutical Industries Ltd. - ADR	48,000	2,344,800

Italy—1.7%
Fondiaria-Sai SpA	264,300	2,822,889
Intesa Sanpaolo SpA	1,859,600	6,137,698
Paramalat SpA	1,497,200	3,623,321
Telecom Italia SpA	1,600,000	2,036,391
UniCredit SpA	1,269,165	3,549,536

		18,169,835

Japan—12.8%
Asahi Breweries Ltd.	206,700	3,658,766
Bank of Yokohama Ltd. (The)	468,500	2,156,092
Bridgestone Corp.	312,900	5,590,658
Canon, Inc.	126,100	5,462,115
Chiba Bank Ltd.	567,900	3,465,551
Honda Motor Co. Ltd.	310,400	9,820,578
Hoya Corp.	228,100	5,414,132
ITOCHU Corp.	827,200	6,438,041
Japan Tobacco, Inc.	2,238	7,202,701
JSR Corp.	284,800	4,966,890
KDDI Corp.	710	3,461,347
Konica Minolta Holdings, Inc.	502,700	5,265,791
Marubeni Corp.	1,400,500	7,514,230
Matsui Securities Co. Ltd.	555,800	3,278,236
Mitsubishi UFJ Financial Group, Inc.	1,075,700	5,329,001
Mizuho Securities Co. Ltd.	455,000	1,032,240
Nikon Corp.	266,500	4,641,800
Nippon Yusen KK	1,612,700	6,811,927
Nomura Holdings, Inc.	825,400	4,641,474
NSK Ltd.	1,590,000	11,284,614
NTT Data Corp.	1,680	6,112,078
Panasonic Corp.	314,900	4,160,999
Sumitomo Heavy Industries Ltd.	977,100	5,716,720
Sumitomo Mitsui Financial Group, Inc.	171,800	5,294,744
T&D Holdings, Inc.	247,000	5,389,521
Tokio Marine Holdings, Inc.	206,800	5,653,884

		139,764,130

Luxembourg—0.8%
ArcelorMittal	271,900	8,324,164

Malaysia—0.9%
Bumiputra-Commerce Holdings Bhd	4,231,200	9,854,615

Mexico—1.1%
Fomento Economico Mexicano SAB de CV - ADR (a)	120,600	5,870,808
Grupo Mexico SAB de CV, Series B	2,185,300	5,789,251

		11,660,059

1	JULY 31, 2010

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Netherlands—2.2%
Aegon NV (b)	820,700	$4,929,585
Corio NV - REIT	18,200	1,068,370
ING Groep NV (b)	650,900	6,242,069
Koninklijke (Royal) KPN NV	345,800	4,805,200
Koninklijke (Royal) Philips Electronics NV	86,400	2,685,918
VimpelCom Ltd. - ADR (a)(b)	271,900	4,434,689

		24,165,831

Philippines—0.3%
Philippine Long Distance Telephone Co. - ADR	67,900	3,646,230

Singapore—2.0%
CapitaLand Ltd.	1,062,771	3,102,067
DBS Group Holdings Ltd.	416,000	4,415,200
Singapore Telecommunications Ltd.	3,403,100	7,821,902
Straits Asia Resources Ltd.	4,398,200	6,714,338

		22,053,507

South Africa—1.3%
AngloGold Ashanti Ltd. - ADR	134,800	5,462,096
MTN Group Ltd.	288,000	4,614,302
Naspers Ltd.	105,000	4,477,519

		14,553,917

South Korea—0.8%
Samsung Electronics Co. Ltd.	8,300	5,693,025
Samsung Securities Co. Ltd.	50,000	2,535,802

		8,228,827

Spain—2.3%
Banco Bilbao Vizcaya Argentaria SA	392,500	5,263,395
Banco Santander SA	729,950	9,482,872
Inditex SA	55,600	3,678,050
Telefonica SA	310,600	7,033,659

		25,457,976

Sweden—1.1%
Nordea Bank AB	531,124	5,300,722
Svenska Cellulosa AB, B Shares	496,600	7,163,393

		12,464,115

Switzerland—6.8%
Alcon, Inc.	26,100	4,047,588
Credit Suisse Group AG	115,600	5,239,852
GAM Holding Ltd. (b)	453,700	5,248,212
Givaudan SA	5,600	5,165,129
Julius Baer Group Ltd.	157,400	5,503,859
Nestle SA	282,400	13,958,177
Nobel Biocare Holding AG	75,700	1,275,396
Novartis AG, Registered Shares	181,700	8,833,013
Swiss Life Holding AG (b)	46,100	4,844,161
Swiss Reinsurance Co. Ltd.	92,600	4,264,221
Swisscom AG	6,400	2,396,899
Syngenta AG	8,400	1,855,230
Tyco Electronics Ltd.	150,800	4,071,600
UBS AG (b)	239,100	4,058,767
Zurich Financial Services AG	13,300	3,103,916

		73,866,020

Taiwan—3.0%
AU Optronics Corp. - ADR (a)(b)	544,407	5,171,867
Hon Hai Precision Industry Co. Ltd.	981,100	3,951,832
Mega Financial Holding Co. Ltd.	7,811,100	4,658,681
Siliconware Precision Industries Co. - ADR	762,500	3,721,000
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,474,984	14,897,338

		32,400,718

Common Stocks	Shares	Value

Thailand—0.9%
Bangkok Bank PCL	800,500	$3,454,318
Banpu PCL	302,700	5,868,731

		9,323,049

United Kingdom—19.5%
Aegis Group Plc	2,166,000	3,983,079
Anglo American Plc	90,400	3,574,514
Antofagasta Plc	569,900	8,828,672
Barclays Plc - ADR (a)	336,700	7,026,929
British Airways Plc (b)	3,078,800	10,593,837
Britvic Plc	1,051,000	7,917,824
Cairn Energy Plc (b)	929,200	6,806,317
Domino’s Pizza UK & IRL Plc	66,100	424,432
FirstGroup Plc	1,271,900	7,341,459
GKN Plc	2,091,900	4,433,250
GlaxoSmithKline Plc	435,500	7,603,648
HSBC Holdings Plc	1,482,500	15,075,840
Imperial Tobacco Group Plc	395,000	11,177,138
Inchcape Plc (b)	1,025,920	4,806,545
Intercontinental Hotels Group Plc	441,650	7,654,925
Kazakhmys Plc	204,900	3,904,276
National Grid Plc	872,200	6,986,604
Next Plc	130,800	4,408,926
Rio Tinto Plc	95,000	4,916,777
Royal Bank of Scotland Group Plc (b)	8,686,000	6,800,128
Royal Dutch Shell Plc - ADR	399,400	22,134,748
Tesco Plc	1,048,900	6,432,213
Tullow Oil Plc	529,500	10,227,622
Unilever Plc	261,000	7,415,337
Vedanta Resources Plc	200,300	7,668,163
Vodafone Group Plc - ADR	415,000	9,744,200
WPP Plc	996,700	10,598,734
Xstrata Plc	290,200	4,616,261

		213,102,398

United States—0.7%
Amkor Technology, Inc. (b)	634,300	3,659,911
NII Holdings, Inc. (b)	101,400	3,798,444

		7,458,355

Total Long-Term Investments (Cost—$1,065,223,212)—94.1%		1,025,973,227

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(d)	66,792,016	66,792,016

Total Short-Term Securities (Cost—$66,792,016)—6.1%		66,792,016

Total Investments Before Outstanding Options Written (Cost—$1,132,015,228*)—100.2%		1,092,765,243

Options Written	Contracts

Exchange-Traded Call Options Written—(0.2)%
Alcon, Inc., Strike Price USD 155, Expires 8/23/10	155	(59,287)
AngloGold Ashanti Ltd. - ADR, Strike Price USD 41, Expires 8/23/10	400	(36,000)
AngloGold Ashanti Ltd. - ADR, Strike Price USD 41, Expires 9/20/10	400	(60,000)
Banco Santander Brasil SA - ADR, Strike Price USD 12.50, Expires 8/23/10	575	(57,500)
Barclays Plc - ADR, Strike Price USD 19, Expires 8/23/10	1,015	(230,913)

JULY 31, 2010	2

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options Written—(concluded)
Barclays Plc - ADR, Strike Price USD 20, Expires 8/23/10	770	$(117,425)
Barrick Gold Corp., Strike Price USD 46, Expires 8/23/10	570	(5,415)
Barrick Gold Corp., Strike Price USD 47, Expires 8/23/10	570	(3,135)
Canadian National Railway Co., Strike Price USD 60, Expires 8/23/10	570	(199,500)
Canadian National Railway Co., Strike Price USD 63, Expires 8/27/10	230	(31,651)
Canadian Natural Resources Ltd., Strike Price USD 39, Expires 8/23/10	1,220	(6,100)
CNOOC Ltd. - ADR, Strike Price USD 185, Expires 8/23/10	160	(3,600)
Magna International Inc., Class A, Strike Price USD 75, Expires 8/23/10	500	(131,250)
NII Holdings, Inc., Strike Price USD 37, Expires 8/23/10	600	(109,500)
Pan American Silver Corp., Strike Price USD 28, Expires 8/23/10	1,740	(8,700)
Royal Dutch Shell Plc - ADR, Strike Price USD 55, Expires 8/23/10	450	(46,125)
SAP AG - ADR, Strike Price USD 48, Expires 8/23/10	60	(1,500)
SAP AG - ADR, Strike Price USD 49, Expires 8/23/10	800	(8,000)
Silver Wheaton Corp., Strike Price USD 19, Expires 8/23/10	780	(47,190)
Silver Wheaton Corp., Strike Price USD 20, Expires 8/23/10	780	(20,670)
Suncor Energy, Inc., Strike Price USD 32, Expires 8/23/10	995	(153,728)
Suncor Energy, Inc., Strike Price USD 33, Expires 8/23/10	250	(23,625)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR, Strike Price USD 10, Expires 8/23/10	14,749	(368,725)
Teva Pharmaceutical Ltd. - ADR, Strike Price USD 55, Expires 8/23/10	160	(1,680)
VimpelCom Ltd. - ADR, Strike Price USD 17.50, Expires 9/20/10	355	(13,312)
Vodafone Group Plc - ADR, Strike Price USD 22.50, Expires 8/23/10	2,500	(287,500)

Total Exchange-Traded Call Options Written		(2,032,031)

Over-the-Counter Call Options Written—(1.8)%
Adaro Energy Tbk PT, Strike Price IDR 2,080.75, Expires 9/27/10, Broker Credit Suisse First Boston	2,500,000	(27,575)
Adaro Energy Tbk PT, Strike Price IDR 2,111.50, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	10,800,000	(37,368)
Aegis Group Plc, Strike Price GBP 1.11, Expires 9/14/10, Broker UBS Securities LLC	1,300,000	(176,884)
Aegon NV, Strike Price EUR 4.56, Expires 8/11/10, Broker Citigroup Global Markets	493,000	(77,218)
Amkor Technology, Inc., Strike Price USD 5.74, Expires 8/10/10, Broker UBS Securities LLC	202,000	(57,394)
Amkor Technology, Inc., Strike Price USD 7, Expires 8/10/10, Broker Morgan Stanley & Co., Inc.	178,000	(625)
Anheuser-Busch InBev NV, Strike Price EUR 40.60, Expires 8/05/10, Broker UBS Securities LLC	78,000	(65,069)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Antofagasta Plc, Strike Price GBP 8.23, Expires 8/11/10, Broker Credit Suisse First Boston	342,000	$(887,794)
ArcelorMittal, Strike Price EUR 24.56, Expires 9/01/10, Broker Deutsche Bank Securities	43,100	(31,284)
ArcelorMittal, Strike Price EUR 25.86, Expires 9/01/10, Broker Credit Suisse First Boston	120,000	(45,810)
Asahi Breweries Ltd., Strike Price JPY 1,530.75, Expires 8/16/10, Broker Goldman Sachs & Co.	124,000	(41,059)
AU Optronics Corp. - ADR, Strike Price USD 9.60, Expires 8/30/10, Broker Credit Suisse First Boston	163,500	(49,540)
AU Optronics Corp. - ADR, Strike Price USD 9.86, Expires 9/09/10, Broker Morgan Stanley & Co., Inc.	163,000	(44,730)
AXA SA, Strike Price EUR 14.27, Expires 8/05/10, Broker Credit Suisse First Boston	103,900	(23,720)
Banco Bilbao Vizcaya Argentaria SA, Strike Price EUR 9.83, Expires 9/01/10, Broker Credit Suisse First Boston	235,000	(221,152)
Banco Santander Brasil SA - ADR, Strike Price USD 10.95, Expires 8/09/10, Broker Morgan Stanley & Co., Inc.	57,000	(135,962)
Banco Santander SA, Strike Price EUR 9.77, Expires 9/14/10, Broker Credit Suisse First Boston	438,000	(348,656)
Bank of Yokohama Ltd. (The), Strike Price JPY 429.45, Expires 8/16/10, Broker Goldman Sachs & Co.	281,000	(3,129)
Barclays Plc - ADR, Strike Price USD 17.49, Expires 8/06/10, Broker Credit Suisse First Boston	23,000	(77,754)
BASF AG, Strike Price EUR 46.15, Expires 9/01/10, Broker Morgan Stanley & Co., Inc.	50,100	(76,382)
Bayerische Motoren Werke AG, Strike Price EUR 42.74, Expires 9/14/10, Broker Credit Suisse First Boston	58,500	(78,787)
Baytext Energy Trust, Strike Price CAD 34.21, Expires 8/16/10, Broker Deutsche Bank Securities	121,500	(29,783)
BM&FBOVESPA SA, Strike Price BRL 12.66, Expires 9/02/10, Broker Credit Suisse First Boston	226,500	(110,985)
BNP Paribas, Strike Price EUR 47.44, Expires 8/10/10, Broker Morgan Stanley & Co., Inc.	52,400	(348,857)
Bombardier, Inc., Class B, Strike Price CAD 4.44, Expires 9/02/10, Broker Deutsche Bank Securities	832,000	(276,780)
Bombardier, Inc., Class B, Strike Price CAD 5, Expires 8/23/10, Broker National Financial Services	3,150	(15,320)
Bridgestone Corp., Strike Price JPY 1,522.93, Expires 9/27/10, Broker Goldman Sachs & Co.	188,000	(162,463)
British Airways Plc, Strike Price GBP 2.09, Expires 9/01/10, Broker Credit Suisse First Boston	1,847,000	(375,322)

3	JULY 31, 2010

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Britvic Plc, Strike Price GBP 5.15, Expires 9/01/10, Broker UBS Securities LLC	630,000	$(51,812)
Cairn Energy Plc, Strike Price GBP 4.27, Expires 8/05/10, Broker Goldman Sachs & Co.	557,000	(350,584)
Canadian Natural Resources Ltd., Strike Price USD 34, Expires 8/09/10, Broker Citigroup Global Markets	58,000	(55,316)
Canadian Pacific Railway Ltd., Strike Price CAD 58, Expires 8/23/10, Broker TD Securities	720	(147,075)
Cannon, Inc., Strike Price JPY 3,559.50, Expires 8/16/10, Broker Goldman Sachs & Co.	75,000	(193,634)
Cap Gemini SA, Strike Price EUR 37.04, Expires 9/01/10, Broker UBS Securities LLC	58,700	(71,092)
CapitaLand Ltd., Strike Price SGD 3.90, Expires 9/27/10, Broker Deutsche Bank Securities	637,000	(75,480)
Cathay Pacific Airways Ltd., Strike Price HKD 16.40, Expires 9/27/10, Broker Credit Suisse First Boston	2,210,000	(357,858)
Cenovus Energy, Inc., Strike Price CAD 30, Expires 8/23/10, Broker TD Securities	410,000	(12,363)
Cenovus Energy, Inc., Strike Price CAD 30, Expires 8/23/10, Broker TD Securities	1,500	(45,231)
Cheung Kong Holdings Ltd., Strike Price HKD 93.40, Expires 8/16/10, Broker JPMorgan Chase Securities	400,000	(96,373)
Chiba Bank Ltd. (The), Strike Price JPY 554.93, Expires 8/16/10, Broker Banc of America Securities	341,000	(10,601)
China Construction Bank Corp., Class H, Strike Price HKD 6.63, Expires 9/27/10, Broker Credit Suisse First Boston	3,579,000	(114,233)
China Merchants Bank Co. Ltd., Class H, Strike Price HKD 20.61, Expires 9/27/10, Broker Credit Suisse First Boston	1,253,000	(204,321)
China Mobile Ltd., Strike Price HKD 78.99, Expires 9/27/10, Broker Morgan Stanley & Co., Inc.	366,000	(110,319)
Cia Energetica de Minas Gerais - ADR, Strike Price USD 15.10, Expires 8/27/10, Broker Credit Suisse First Boston	130,000	(40,234)
Cia Energetica de Minas Gerais - ADR, Strike Price USD 15.24, Expires 8/27/10, Broker Morgan Stanley & Co., Inc.	46,000	(10,999)
CIMB Group Holdings Bhd, Strike Price MYR 7.43, Expires 9/27/10, Broker Deutsche Bank Securities	3,172,000	(173,445)
Corio NV - REIT, Strike Price EUR 46.13, Expires 9/01/10, Broker Credit Suisse First Boston	11,000	(7,724)
Covidien Plc, Strike Price USD 40.18, Expires 9/08/10, Broker JPMorgan Chase Securities	36,500	(9,745)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Credit Suisse Group AG, Strike Price CHF 45.42, Expires 9/01/10, Broker Citigroup Global Markets	69,400	$(201,486)
Crescent Point Energy Corp., Strike Price CAD 38, Expires 8/23/10, Broker Bank of Montreal	310	(13,569)
Crescent Point Energy Corp., Strike Price CAD 40, Expires 8/23/10, Broker Bank of Montreal	840	(4,085)
DBS Group Holdings Ltd., Strike Price SGD 14, Expires 8/16/10, Broker JPMorgan Chase Securities	250,000	(92,475)
Deutsche Lufthansa AG, Strike Price EUR 11.93, Expires 8/05/10, Broker Morgan Stanley & Co., Inc.	14,100	(10,657)
Deutsche Lufthansa AG, Strike Price EUR 11.94, Expires 8/05/10, Broker Morgan Stanley & Co., Inc.	96,200	(71,456)
Deutsche Lufthansa AG, Strike Price EUR 12.25, Expires 9/14/10, Broker UBS Securities LLC	177,400	(126,404)
Deutsche Post AG, Strike Price EUR 12.50, Expires 8/06/10, Broker Deutsche Bank Securities	74,800	(88,030)
Deutsche Post AG, Strike Price EUR 12.71, Expires 8/05/10, Broker Morgan Stanley & Co., Inc.	115,000	(105,032)
Deutsche Post AG, Strike Price EUR 12.95, Expires 8/06/10, Broker Credit Suisse First Boston	130,000	(79,117)
Deutsche Telekom AG, Strike Price EUR 9.56, Expires 8/06/10, Broker Deutsche Bank Securities	200,000	(194,440)
Deutsche Telekom AG, Strike Price EUR 9.79, Expires 8/06/10, Broker Deutsche Bank Securities	155,100	(104,364)
E.ON AG, Strike Price EUR 22.21, Expires 9/01/10, Broker Credit Suisse First Boston	159,300	(205,049)
Eldorado Gold Corp., Strike Price CAD 17, Expires 8/23/10, Broker Bank of Montreal	1,320	(54,569)
Eldorado Gold Corp., Strike Price CAD 17, Expires 9/20/10, Broker Bank of Montreal	1,320	(98,225)
Enbridge, Inc., Strike Price CAD 50, Expires 8/23/10, Broker National Financial Services	300	(18,238)
Enbridge, Inc., Strike Price CAD 52, Expires 8/23/10, Broker TD Securities	490	(4,528)
Erste Group Bank AG, Strike Price EUR 26.52, Expires 8/05/10, Broker Morgan Stanley & Co., Inc.	76,600	(418,816)
FirstGroup Plc, Strike Price GBP 3.79, Expires 9/14/10, Broker UBS Securities LLC	763,100	(113,074)
FLSmidth & Co. A/S, Strike Price DKK 405.96, Expires 8/11/10, Broker UBS Securities LLC	84,000	(134,792)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 48.52, Expires 9/09/10, Broker Credit Suisse First Boston	36,000	(43,794)

JULY 31, 2010	4

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Fomento Economico Mexicano SAB de CV - ADR, Strike Price USD 48.52, Expires 9/24/10, Broker Credit Suisse First Boston	36,000	$(54,299)
Fondiaria-Sai SpA, Strike Price EUR 8.75, Expires 8/04/10, Broker Goldman Sachs & Co.	158,600	(1,017)
Fortum Oyj, Strike Price EUR 18.25, Expires 8/11/10, Broker Citigroup Global Markets	145,000	(35,528)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 43.11, Expires 9/01/10, Broker Morgan Stanley & Co., Inc.	65,000	(43,410)
Fresenius Medical Care AG & Co. KGaA, Strike Price EUR 44.38, Expires 8/10/10, Broker Morgan Stanley & Co., Inc.	28,400	(78)
GAM Holding AG, Strike Price CHF 12.05, Expires 9/01/10, Broker UBS Securities LLC	216,000	(100,890)
GAM Holding AG, Strike Price CHF 12.67, Expires 8/04/10, Broker UBS Securities LLC	124,300	(2,674)
GDF Suez, Strike Price EUR 26.35, Expires 8/05/10, Broker Credit Suisse First Boston	122,300	(9,109)
Givaudan SA, Strike Price CHF 972.63, Expires 9/01/10, Broker UBS Securities LLC	3,400	(54,639)
GKN Plc, Strike Price GBP 1.20, Expires 8/11/10, Broker Credit Suisse First Boston	1,250,000	(308,249)
GKN Plc, Strike Price GBP 1.30, Expires 8/05/10, Broker Morgan Stanley & Co., Inc.	414,200	(44,874)
GlaxoSmithKline Plc, Strike Price GBP 11.49, Expires 8/11/10, Broker Goldman Sachs & Co.	260,000	(11,443)
Grupo Mexico SAB de CV, Series B, Strike Price MXN 33.96, Expires 9/02/10, Broker Morgan Stanley & Co., Inc.	1,311,200	(142,473)
Hon Hai Precision Ind. Co. Ltd., Strike Price TWD 125.74, Expires 8/16/10, Broker JPMorgan Chase Securities	472,000	(85,810)
Hon Hai Precision Ind. Co. Ltd., Strike Price TWD 130.43, Expires 9/27/10, Broker Credit Suisse First Boston	117,000	(24,892)
Honda Motor Co. Ltd., Strike Price JPY 2,715.38, Expires 8/16/10, Broker Banc of America Securities	144,000	(135,315)
Honda Motor Co. Ltd., Strike Price JPY 2,747.24, Expires 9/27/10, Broker Goldman Sachs & Co.	43,000	(61,463)
Hoya Corp., Strike Price JPY 1,951,09, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	136,900	(192,992)
HSBC Holdings Plc, Strike Price GBP 6.50, Expires 9/01/10, Broker Citigroup Global Markets	889,500	(222,942)
Hypermarcas SA, Strike Price BRL 23.33, Expires 9/02/10, Broker Morgan Stanley & Co., Inc.	253,000	(148,258)
Imperial Tobacco Group Plc, Strike Price GBP 19.47, Expires 9/01/10, Broker Morgan Stanley & Co., Inc.	237,000	(10,402)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Inchcape Plc, Strike Price GBP 2.90, Expires 9/01/10, Broker Morgan Stanley & Co., Inc.	610,000	$(229,323)
Inditex SA, Strike Price EUR 50.85, Expires 9/14/10, Broker UBS Securities LLC	44,000	(103,452)
ING Groep NV, Strike Price EUR 7.05, Expires 8/05/10, Broker Credit Suisse First Boston	390,000	(161,331)
Intercontinental Hotels Group Plc, Strike Price GBP 11.43, Expires 8/11/10, Broker Goldman Sachs & Co.	176,000	(33,081)
Intercontinental Hotels Group Plc, Strike Price GBP 11.66, Expires 9/01/10, Broker UBS Securities LLC	89,000	(26,794)
Intesa Sanpaolo SpA, Strike Price EUR 2.27, Expires 8/11/10, Broker Morgan Stanley & Co., Inc.	793,500	(272,060)
Intesa Sanpaolo SpA, Strike Price EUR 2.44, Expires 9/14/10, Broker UBS Securities LLC	322,300	(73,915)
ITOCHU Corp., Strike Price JPY 719.90, Expires 8/16/10, Broker Goldman Sachs & Co.	496,000	(28,534)
Japan Tobacco, Inc., Strike Price JPY 287,232, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	1,340	(50,324)
JSR Corp., Strike Price JPY 1,526.80, Expires 9/27/10, Broker Goldman Sachs & Co.	171,000	(142,765)
Julius Baer Group Ltd., Strike Price CHF 33.26, Expires 8/05/10, Broker Deutsche Bank Securities	61,000	(188,543)
Julius Baer Group Ltd., Strike Price CHF 34.33, Expires 8/05/10, Broker Citigroup Global Markets	34,000	(68,725)
Kazakhmys Plc, Strike Price GBP 13, Expires 9/01/10, Broker Morgan Stanley & Co., Inc.	65,000	(29,077)
KDDI Corp., Strike Price JPY 431,784.90, Expires 8/16/10, Broker Deutsche Bank Securities	425	(18,682)
Konica Minolta Holdings, Inc., Strike Price JPY 900.67, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	302,000	(116,062)
Koninklijke (Royal) KPN NV, Strike Price EUR 11.04, Expires 9/01/10, Broker Credit Suisse First Boston	207,500	(22,239)
Koninklijke (Royal) Philips Electronics NV, Strike Price EUR 25.51, Expires 8/10/10, Broker Citigroup Global Markets	51,900	(3,236)
Marubeni Corp., Strike Price JPY 485.52, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	840,000	(44,869)
Matsui Securities Co. Ltd., Strike Price JPY 524.10, Expires 9/27/10, Broker Deutsche Bank Securities	333,000	(76,284)
Mega Financial Holdings Co., Strike Price TWD 17.95, Expires 8/16/10, Broker JPMorgan Chase Securities	2,000,000	(75,460)
Mega Financial Holdings Co., Strike Price TWD 19.23, Expires 9/27/10, Broker Credit Suisse First Boston	2,687,000	(50,462)

5	JULY 31, 2010

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Melco Crown Entertainment Ltd. - ADR, Strike Price USD 3.78, Expires 8/03/10, Broker Credit Suisse First Boston	185,000	$(34,663)
Melco Crown Entertainment Ltd. - ADR, Strike Price USD 4.34, Expires 8/27/10, Broker Credit Suisse First Boston	440,000	(98,212)
Merck KGaA, Strike Price EUR 62.27, Expires 8/10/10, Broker Morgan Stanley & Co., Inc.	39,400	(323,199)
Merck KGaA, Strike Price EUR 68.47, Expires 9/01/10, Broker Morgan Stanley & Co., Inc.	24,600	(48,320)
Mitsubishi UFJ Financial Group, Inc., Strike Price JPY 415.11, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	645,500	(131,051)
MTN Group Ltd., Strike Price ZAR 110.55, Expires 9/01/10, Broker UBS Securities LLC	173,000	(216,049)
Naspers Ltd., Strike Price ZAR 314.56, Expires 9/01/10, Broker UBS Securities LLC	63,000	(112,835)
National Grid Plc, Strike Price GBP 5, Expires 9/01/10, Broker UBS Securities LLC	520,000	(110,326)
Nestle SA, Strike Price CHF 52.82, Expires 9/01/10, Broker UBS Securities LLC	25,600	(11,152)
Nestle SA, Strike Price CHF 53.85, Expires 9/01/10, Broker Credit Suisse First Boston	99,900	(20,383)
Nestle SA, Strike Price CHF 54.62, Expires 8/06/10, Broker Morgan Stanley & Co., Inc.	44,000	(59)
New World Development Ltd., Strike Price HKD 14.41, Expires 9/27/10, Broker Credit Suisse First Boston	1,473,000	(88,796)
Next Plc, Strike Price GBP 21.16, Expires 9/01/10, Broker UBS Securities LLC	78,500	(102,501)
Niko Resources Ltd., Strike Price CAD 105, Expires 8/23/10, Broker TD Securities	280	(181,800)
Nikon Corp., Strike Price JPY 1,655.38, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	159,900	(18,235)
Nippon Yusen KK, Strike Price JPY 367.43, Expires 8/25/10, Broker Goldman Sachs & Co.	967,000	(146,738)
Nobel Biocare Holding AG, Strike Price CHF 17.93, Expires 9/01/10, Broker Credit Suisse First Boston	45,500	(28,309)
Nomura Holdings, Inc., Strike Price JPY 509.34, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	495,000	(21,041)
Nordea Bank AB, Strike Price SEK 65.83, Expires 8/11/10, Broker UBS Securities LLC	318,700	(275,977)
Novartis AG, Registered Shares, Strike Price CHF 53.83, Expires 8/10/10, Broker Deutsche Bank Securities	96,200	(1,380)
NSK Ltd., Strike Price JPY 664.07, Expires 8/16/10, Broker Banc of America Securities	954,000	(54,319)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
NTT Data Corp., Strike Price JPY 319,518.96, Expires 9/27/10, Broker Morgan Stanley & Co., Inc.	240	$(51,381)
NTT Data Corp., Strike Price JPY 351,083, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	770	(15,225)
Orient Overseas International Ltd., Strike Price HKD 60.30, Expires 9/27/10, Broker Morgan Stanley & Co., Inc.	342,000	(200,252)
Pacific Rubiales Energy Corp., Strike Price CAD 26, Expires 8/23/10, Broker TD Securities	1,145	(36,197)
Panasonic Corp., Strike Price JPY 1,149.64, Expires 9/27/10, Broker Deutsche Bank Securities	189,000	(141,462)
Paramalat SpA, Strike Price EUR 1.99, Expires 9/01/10, Broker Morgan Stanley & Co., Inc.	898,500	(7,044)
PartyGaming Plc, Strike Price GBP 2.38, Expires 9/14/10, Broker Morgan Stanley & Co., Inc.	148,000	(154,271)
PartyGaming Plc, Strike Price GBP 2.43, Expires 9/01/10, Broker UBS Securities LLC	148,000	(140,686)
Philippine Long Distance Telephone Co. - ADR, Strike Price USD 52.17, Expires 8/27/10, Broker Citigroup Global Markets	35,000	(68,109)
Royal Bank of Canada, Strike Price CAD 55.03, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	66,000	(27,313)
Royal Bank of Scotland Group Plc, Strike Price GBP 0.46, Expires 9/01/10, Broker Credit Suisse First Boston	5,200,000	(353,300)
Royal Dutch Shell Plc - ADR, Strike Price USD 55.31, Expires 8/18/10, Broker UBS Securities LLC	35,000	(33,641)
Royal Dutch Shell Plc - ADR, Strike Price USD 55.67, Expires 8/04/10, Broker Citigroup Global Markets	160,000	(52,354)
RWE AG, Strike Price EUR 55.89, Expires 8/05/10, Broker Citigroup Global Markets	25,000	(2,825)
RWE AG, Strike Price EUR 59.81, Expires 8/04/10, Broker Credit Suisse First Boston	78,700	(34)
Samsung Electronics Co. Ltd., Strike Price KRW 809,029.46, Expires 8/16/10, Broker Morgan Stanley & Co., Inc.	5,000	(78,551)
Siemens AG, Strike Price EUR 79.72, Expires 8/04/10, Broker Credit Suisse First Boston	63,200	(1,544)
Siliconware Precision Industries Co. - ADR, Strike Price USD 4.99, Expires 9/08/10, Broker Morgan Stanley & Co., Inc.	80,000	(15,200)
Siliconware Precision Industries Co. - ADR, Strike Price USD 5.76, Expires 8/09/10, Broker Credit Suisse First Boston	166,500	(143)
Siliconware Precision Industries Co. - ADR, Strike Price USD 5.82, Expires 8/09/10, Broker Credit Suisse First Boston	105,000	(55)

JULY 31, 2010	6

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(continued)
Singapore Telecommunications Ltd., Strike Price SGD 3.11, Expires 9/27/10, Broker Morgan Stanley & Co., Inc.	2,042,000	$(159,579)
Societe Generale, Strike Price EUR 39.01, Expires 9/01/10, Broker Deutsche Bank Securities	15,700	(112,331)
Societe Generale, Strike Price EUR 45.54, Expires 9/28/10, Broker Morgan Stanley & Co., Inc.	42,900	(127,651)
Software AG, Strike Price EUR 91.05, Expires 8/05/10, Broker Credit Suisse First Boston	14,200	(2,976)
Straits Asia Resources Ltd., Strike Price SGD 2.06, Expires 9/27/10, Broker Morgan Stanley & Co., Inc.	2,639,000	(214,533)
Sumitomo Heavy Industries Ltd., Strike Price JPY 524.22, Expires 9/27/10, Broker Deutsche Bank Securities	586,000	(194,966)
Sumitomo Mitsui Financial Group, Inc., Strike Price JPY 2,666.14, Expires 8/16/10, Broker Goldman Sachs & Co.	103,000	(74,046)
Svenska Cellulosa AB, B Shares, Strike Price SEK 92.97, Expires 8/11/10, Broker UBS Securities LLC	298,000	(461,713)
Swiss Life Holding AG, Strike Price CHF 112.38, Expires 9/01/10, Broker UBS Securities LLC	16,700	(41,780)
Swiss Reinsurance Co. Ltd., Strike Price CHF 50.32, Expires 8/04/10, Broker UBS Securities LLC	55,600	(1,855)
Swisscom AG, Registered Shares, Strike Price CHF 390, Expires 8/20/10, Broker Deutsche Bank Securities	640	(33,966)
Syngenta AG, Registered Shares, Strike Price CHF 245.14, Expires 9/01/10, Broker Credit Suisse First Boston	8,400	(12,346)
T&D Holdings, Inc., Strike Price JPY 1,860.55, Expires 9/27/10, Broker Deutsche Bank Securities	148,000	(198,707)
Telecom Italia SpA, Strike Price EUR 0.92, Expires 8/11/10, Broker UBS Securities LLC	1,600,000	(115,677)
Telefonica SA, Strike Price EUR 16.56, Expires 9/14/10, Broker Citigroup Global Markets	186,400	(212,760)
Tesco Plc, Strike Price GBP 4.02, Expires 9/14/10, Broker UBS Securities LLC	629,400	(51,079)
Teva Pharmaceutical Ltd. - ADR, Strike Price USD 56.42, Expires 8/31/10, Broker UBS Securities LLC	32,000	(6,610)
Tokio Marine Holdings, Inc., Strike Price JPY 2,474.35, Expires 8/16/10, Broker Goldman Sachs & Co.	124,000	(25,205)
Toronto-Dominion Bank (The), Strike Price CAD 72, Expires 8/23/10, Broker TD Securities	460	(82,107)
Total SA, Strike Price EUR 39.27, Expires 8/05/10, Broker Deutsche Bank Securities	152,000	(43,982)
TransCanada Corp., Strike Price CAD 37.05, Expires 8/04/10, Broker Morgan Stanley & Co., Inc.	50,000	(575)
TransCanada Corp., Strike Price CAD 38, Expires 8/23/10, Broker Bank of Montreal	467	(2,498)

Options Written	Contracts	Value

Over-the-Counter Call Options Written—(concluded)
TrygVesta AS, Strike Price DKK 341.38, Expires 9/01/10, Broker Citigroup Global Markets	39,300	$(73,629)
Tullow Oil Plc, Strike Price GBP 11.40, Expires 8/11/10, Broker UBS Securities LLC	107,600	(154,820)
Tullow Oil Plc, Strike Price GBP 11.48, Expires 8/05/10, Broker Citigroup Global Markets	210,000	(273,754)
Tyco Electronics Ltd., Strike Price USD 28.01, Expires 8/05/10, Broker UBS Securities LLC	133,500	(13,857)
UBS AG, Strike Price CHF 15.83, Expires 9/01/10, Broker Credit Suisse First Boston	143,500	(275,702)
Unibail-Rodamco SE - REIT, Strike Price EUR 140.24, Expires 8/05/10, Broker Citigroup Global Markets	21,000	(302,571)
UniCredit SpA, Strike Price EUR 2.21, Expires 9/01/10, Broker UBS Securities LLC	761,500	(49,211)
Unilever Plc, Strike Price GBP 19.39, Expires 9/14/10, Broker Morgan Stanley & Co., Inc.	156,600	(18,521)
Vedanta Resources Plc, Strike Price GBP 24.59, Expires 9/14/10, Broker Morgan Stanley & Co., Inc.	120,200	(216,582)
VimpelCom Ltd. - ADR, Strike Price USD 16.23, Expires 8/03/10, Broker Morgan Stanley & Co., Inc.	55,500	(9,543)
VimpelCom Ltd. - ADR, Strike Price USD 17.11, Expires 8/10/10, Broker Morgan Stanley & Co., Inc.	72,000	(2,804)
Vivendi SA, Strike Price EUR 17.52, Expires 8/10/10, Broker Citigroup Global Markets	132,000	(154,154)
Volkswagon AG, Preference Shares, Strike Price EUR 76.05, Expires 8/05/10, Broker Credit Suisse First Boston	46,400	(335,197)
Want Want China Holdings Ltd., Strike Price HKD 6.29, Expires 9/27/10, Broker Credit Suisse First Boston	415,000	(17,695)
Want Want China Holdings Ltd., Strike Price HKD 6.57, Expires 8/25/10, Broker Deutsche Bank Securities	2,775,000	(41,850)
WPP Plc, Strike Price GBP 6.55, Expires 8/11/10, Broker Morgan Stanley & Co., Inc.	398,000	(166,079)
WPP Plc, Strike Price GBP 6.65, Expires 9/14/10, Broker Morgan Stanley & Co., Inc.	200,000	(91,653)
Zurich Financial Services AG, Strike Price CHF 247.45, Expires 9/28/10, Broker Credit Suisse First Boston	8,000	(37,864)

Total Over-the-Counter Call Options Written—(1.8)%		(19,471,376)

Over-the-Counter Put Options Written—(0.0)%
Anglo American Plc, Strike Price GBP 24, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	54	(39,742)
China Merchants Bank Co. Ltd., Class H, Strike Price HKD 27.74, Expires 8/25/10, Broker Credit Suisse First Boston	1,870,000	(104,379)

7	JULY 31, 2010

Schedule of Investments (continued)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Put Options Written—(concluded)
GKN Plc, Strike Price GBP 1.15, Expires 8/11/10, Broker Credit Suisse First Boston	840,000	$(2,443)
Kazakhmys Plc, Strike Price GBP 11, Expires 9/01/10, Broker Morgan Stanley & Co., Inc.	124,500	(41,092)
Rio Tinto Plc, Strike Price GBP 32, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	41	(60,233)
Xstrata Plc, Strike Price GBP 9.80, Expires 8/20/10, Broker Morgan Stanley & Co., Inc.	136	(66,474)

Total Over-the-Counter Put Options Written		(314,363)

Total Options Written (Premiums Received $20,425,418)—(2.0)%		(21,817,770)

Total Investments Net of Outstanding Options Written—98.2%		1,070,947,473
Other Assets Less Liabilities—1.8%		19,878,634

Net Assets—100.0%		$1,090,826,107

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,169,596,180

Gross unrealized appreciation	$36,748,332
Gross unrealized depreciation	(113,579,269)

Net unrealized depreciation	$(76,830,937)

(a)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2009	Net Activity	Shares/ Beneficial Interest Held at July 31, 2010	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	73,117,275	(6,325,259)	66,792,016	$44,150
BlackRock Liquidity Series, LLC Money Market Series	4,855,000	(4,855,000)	—	$5,175

(d)	Represents current yield as of report date.

Foreign currency exchange contracts as of July 31, 2010 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

GBP	261,000	USD	408,126	Citigroup Global Markets	8/02/10	$1,421
HKD	11,888,000	USD	1,530,893	Deutsche Bank Securities	8/02/10	(414)
USD	5,412,272	CHF	5,645,000	Citigroup Global Markets	8/02/10	(6,754)
USD	228,659	JPY	20,005,000	Deutsche Bank Securities	8/02/10	(2,894)
CHF	3,691,000	USD	3,538,891	Citigroup Global Markets	8/03/10	4,471
CHF	1,322,000	USD	1,270,555	Deutsche Bank Securities	8/03/10	(1,435)
EUR	524,000	USD	685,131	Citigroup Global Markets	8/03/10	(2,280)
EUR	458,000	USD	599,338	Deutsche Bank Securities	8/03/10	(2,495)
GBP	778,000	USD	1,215,387	Deutsche Bank Securities	8/03/10	5,390
HKD	10,040,000	USD	1,292,798	Citigroup Global Markets	8/03/10	(206)
USD	785,529	CAD	814,000	Citigroup Global Markets	8/03/10	(6,232)
USD	95,571	EUR	73,000	UBS Securities LLC	8/03/10	441
USD	177,702	JPY	15,476,000	Deutsche Bank Securities	8/03/10	(1,433)
GBP	1,884,000	USD	2,958,634	Citigroup Global Markets	8/04/10	(2,421)
JPY	160,919,000	USD	1,866,390	Deutsche Bank Securities	8/04/10	(3,730)
USD	512,196	CAD	531,000	Royal Bank of Scotland	8/04/10	(4,290)
ZAR	2,031,000	USD	278,088	Deutsche Bank Securities	8/04/10	115

Total						$(22,746)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

JULY 31, 2010	8

Schedule of Investments (concluded)	BlackRock International Growth and Income Trust (BGY)
(Percentages shown are based on Net Assets)

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2010 in determining the fair valuation of the Trust’s investments and derivatives:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Common Stocks:
Austria	—	$5,106,823	—	$5,106,823
Belgium	—	6,881,251	—	6,881,251
Brazil	$15,295,485	—	—	15,295,485
Canada	124,010,032	—	—	124,010,032
China	817,663	17,620,498	—	18,438,161
Denmark	—	13,944,057	—	13,944,057
Finland	—	5,613,479	—	5,613,479
France	—	49,707,093	—	49,707,093
Germany	14,540,721	84,749,604	—	99,290,325
Gibraltar	—	2,318,141	—	2,318,141
Hong Kong	8,507,448	31,312,009	—	39,819,457
Indonesia	—	7,348,197	—	7,348,197
Ireland	1,362,180	—	—	1,362,180
Israel	2,344,800	—	—	2,344,800
Italy	—	18,169,835	—	18,169,835
Japan	—	139,764,130	—	139,764,130
Luxembourg	—	8,324,164	—	8,324,164
Malaysia	—	9,854,615	—	9,854,615
Mexico	11,660,059	—	—	11,660,059
Netherlands	4,434,689	19,731,142	—	24,165,831
Philippines	3,646,230	—	—	3,646,230
Singapore	—	22,053,507	—	22,053,507
South Africa	5,462,096	9,091,821	—	14,553,917
South Korea	—	8,228,827	—	8,228,827
Spain	—	25,457,976	—	25,457,976
Sweden	—	12,464,115	—	12,464,115
Switzerland	8,119,188	65,746,832	—	73,866,020
Taiwan	23,790,205	8,610,513	—	32,400,718
Thailand	—	9,323,049	—	9,323,049
United Kingdom	38,905,877	174,196,521	—	213,102,398
United States	7,458,355	—	—	7,458,355
Short-Term Securities	66,792,016	—	—	66,792,016

Total	$337,147,044	$755,618,199	—	$1,092,765,243

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$11,838	—	$11,838
Liabilities:
Equity contracts	$(2,716,185)	(19,101,585)	—	(21,817,770)
Foreign currency exchange contracts	—	(34,584)	—	(34,584)

Total	$(2,716,185)	$(19,124,331)	—	$(21,840,516)

[1]

Derivative financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at value.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
BRL	—	Brazil Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
TWD	—	Taiwan Dollar
USD	—	U.S. Dollar
ZAR	—	South African Rand

9	JULY 31, 2010

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Growth and Income Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock International Growth and Income Trust

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock International Growth and Income Trust

Date: September 27, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock International Growth and Income Trust

Date: September 27, 2010